Schedule of investments
InvestEd 30 Portfolio	March 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Exchange-Traded Funds — 5.99%
iShares Core MSCI EAFE ETF	12,919	$ 898,000
iShares Core S&P 500 ETF	3,995	1,812,491
Total Exchange-Traded Funds (cost $2,266,571)		2,710,491

Affiliated Mutual Funds — 93.53%
Delaware Ivy Core Equity Fund Class R6	92,261	1,966,074
Delaware Ivy Corporate Bond Fund Class R6	371,951	2,161,033
Delaware Ivy Crossover Credit Fund Class R6	95,946	909,564
Delaware Ivy Emerging Markets Equity Fund Class R6	52,246	1,225,686
Delaware Ivy Global Bond Fund Class R6	59,301	567,509
Delaware Ivy Government Securities Fund Class R6	2,246,382	11,815,968
Delaware Ivy High Income Fund Class R6	33,701	226,806
Delaware Ivy International Core Equity Fund Class R6	74,923	1,446,007
Delaware Ivy International Small Cap Fund Class R6	23,648	278,816
Delaware Ivy International Value Fund Class R6	22,894	391,038
Delaware Ivy Large Cap Growth Fund Class R6	51,456	1,743,848
Delaware Ivy LaSalle Global Real Estate Fund Class R6	18,353	225,742
Delaware Ivy Limited-Term Bond Fund Class R6	917,800	9,737,863
Delaware Ivy Mid Cap Growth Fund Class R6	21,398	785,964
Delaware Ivy Mid Cap Income Opportunities Fund Class R6	20,857	392,953
Delaware Ivy ProShares S&P 500 Dividend Aristocrats Index Fund Class R6	52,730	788,318
Delaware Ivy Securian Core Bond Fund Class R6	604,474	6,135,412
Delaware Ivy Small Cap Growth Fund Class R6	11,910	282,259
Delaware Ivy Value Fund Class R6	44,236	1,233,745
Total Affiliated Mutual Funds (cost $44,779,013)		42,314,605

Short-Term Investments — 0.44%
Money Market Mutual Fund — 0.44%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 0.17%)	199,086	199,086
Total Short-Term Investments (cost $199,086)		199,086
Total Value of Securities—99.96% (cost $47,244,670)		45,224,182

Receivables and Other Assets Net of Liabilities—0.04%		18,746
Net Assets Applicable to 4,491,879 Shares Outstanding—100.00%		$45,242,928
Summary of abbreviations:
EAFE – Europe, Australasia, and Far East
NQ-IV927 [3/22] 5/22 (2218481)    1

Schedule of investments
InvestEd 30 Portfolio (Unaudited)
Summary of abbreviations: (continued)
ETF – Exchange-Traded Fund
MSCI – Morgan Stanley Capital International
S&P – Standard & Poor’s Financial Services LLC
2    NQ-IV927 [3/22] 5/22 (2218481)